Financial Information as per operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of disclosure of segments and assess its performance

Operating segment	Products and services
Chile	Beers, non-alcoholic beverages, spirits and SSU.
International Business	Beers, cider, non-alcoholic beverages and spirits in Argentina, Uruguay, Paraguay and Bolivia.
Wines	Wines, mainly in export markets to more 80 countries.

Schedule of operating segments

	Chile		International Business		Wines		Others		Total
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net sales	1,714,560,272	1,627,114,439	566,277,644	761,302,617	234,510,659	268,794,991	–	–	2,515,348,575	2,657,212,047
Others income	22,428,784	25,681,177	19,740,170	19,374,495	5,495,301	6,840,932	2,543,237	2,326,297	50,207,492	54,222,901
Sales revenue between segments	21,982,179	20,553,741	466,547	1,886,239	12,819,535	20,713,970	(35,268,261)	(43,153,950)	–	–
Net sales	1,758,971,235	1,673,349,357	586,484,361	782,563,351	252,825,495	296,349,893	(32,725,024)	(40,827,653)	2,565,556,067	2,711,434,948
Change %	5.1	–	(25.1)	–	(14.7)	–	–	–	(5.4)	–
Cost of sales	(953,938,348)	(972,143,151)	(285,512,340)	(389,025,772)	(156,502,790)	(183,138,062)	17,341,512	29,381,676	(1,378,611,966)	(1,514,925,309)
% of Net sales	54.2	58.1	48.7	49.7	61.9	61.8	–	–	53.7	55.9
Gross margin	805,032,887	701,206,206	300,972,021	393,537,579	96,322,705	113,211,831	(15,383,512)	(11,445,977)	1,186,944,101	1,196,509,639
% of Net sales	45.8	41.9	51.3	50.3	38.1	38.2	–	–	46.3	44.1
MSD&A (1)	(601,496,981)	(544,219,910)	(243,405,220)	(332,194,128)	(77,362,794)	(75,131,811)	(14,007,196)	(16,377,702)	(936,272,191)	(967,923,551)
% of Net sales	34.2	32.5	41.5	42.4	30.6	25.4	–	–	36.5	35.7
Others operating income (expenses)	1,049,865	(233,217)	(13,487)	1,569,929	1,058,998	966,449	515,889	541,907	2,611,265	2,845,068
Adjusted operating result (2)	204,585,771	156,753,079	57,553,314	62,913,380	20,018,909	39,046,469	(28,874,819)	(27,281,772)	253,283,175	231,431,156
Change %	30.5	–	(8.5)	–	(48.7)	–	–	–	9.4	–
% of Net sales	11.6	9.4	9.8	8.0	7.9	13.2	–	–	9.9	8.5
Net financial expense	–	–	–	–	–	–	–	–	(37,620,556)	(53,060,337)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	–	–	–	–	–	–	–	–	(19,217,758)	(10,978,068)
Gains (losses) on exchange differences	–	–	–	–	–	–	–	–	(65,944,570)	(20,173,381)
Result as per adjustment units	–	–	–	–	–	–	–	–	(14,025,895)	1,198,565
Other gains (losses)	–	–	–	–	–	–	–	–	(13,316,208)	(12,669,540)
Income before taxes									103,158,188	135,748,395
Income tax (expense) benefit									15,267,255	(263,943)
Net income for year									118,425,443	135,484,452
Non-controlling interests									12,772,715	17,316,101
Net income attributable to equity holders of the parent									105,652,728	118,168,351
Depreciation and amortization	78,823,699	70,252,736	28,010,403	38,909,547	12,165,441	12,328,271	7,119,655	5,006,939	126,119,198	126,497,493
ORBDA (3)	283,409,470	227,005,815	85,563,717	101,822,927	32,184,350	51,374,740	(21,755,164)	(22,274,833)	379,402,373	357,928,649
Change %	24.8	–	(16.0)	–	(37.4)	–	–	–	6.0	–
% of Net sales	16.1	13.6	14.6	13.0	12.7	17.3	–	–	14.8	13.2

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).
(3)	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).

b)	Information as per operating segments for the years ended December 31, 2022 and 2021:

	Chile		International Business		Wines		Others		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net sales	1,627,114,439	1,538,677,522	761,302,617	657,839,497	268,794,991	245,271,440	–	–	2,657,212,047	2,441,788,459
Others income	25,681,177	21,328,227	19,374,495	15,022,421	6,840,932	5,138,052	2,326,297	1,435,121	54,222,901	42,923,821
Sales revenue between segments	20,553,741	18,146,164	1,886,239	5,082,733	20,713,970	11,210,573	(43,153,950)	(34,439,470)	–	–
Net sales	1,673,349,357	1,578,151,913	782,563,351	677,944,651	296,349,893	261,620,065	(40,827,653)	(33,004,349)	2,711,434,948	2,484,712,280
Change %	6.0	–	15.4	–	13.3	–	–	–	9.1	–
Cost of sales	(972,143,151)	(810,802,559)	(389,025,772)	(341,082,046)	(183,138,062)	(159,494,416)	29,381,676	19,819,224	(1,514,925,309)	(1,291,559,797)
% of Net sales	58.1	51.4	49.7	50.3	61.8	61.0	–	–	55.9	52.0
Gross margin	701,206,206	767,349,354	393,537,579	336,862,605	113,211,831	102,125,649	(11,445,977)	(13,185,125)	1,196,509,639	1,193,152,483
% of Net sales	41.9	48.6	50.3	49.7	38.2	39.0	–	–	44.1	48.0
MSD&A (1)	(544,219,910)	(506,891,948)	(332,194,128)	(288,303,183)	(75,131,811)	(69,052,335)	(16,377,702)	(17,929,915)	(967,923,551)	(882,177,381)
% of Net sales	32.5	32.1	42.4	42.5	25.4	26.4	–	–	35.7	35.5
Others operating income (expenses)	(233,217)	1,077,090	1,569,929	8,004,833	966,449	605,853	541,907	217,971	2,845,068	9,905,747
Adjusted operating result (2)	156,753,079	261,534,496	62,913,380	56,564,255	39,046,469	33,679,167	(27,281,772)	(30,897,069)	231,431,156	320,880,849
Change %	(40.1)	–	11.2	–	15.9	–	–	–	(27.9)	–
% of Net sales	9.4	16.6	8.0	8.3	13.2	12.9	–	–	8.5	12.9
Net financial expense	–	–	–	–	–	–	–	–	(53,060,337)	(21,396,824)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	–	–	–	–	–	–	–	–	(10,978,068)	226,026
Foreign currency exchange differences	–	–	–	–	–	–	–	–	(20,173,381)	(10,149,345)
Result as per adjustment units	–	–	–	–	–	–	–	–	1,198,565	2,529,298
Other gains (losses)	–	–	–	–	–	–	–	–	(12,669,540)	(9,590,450
Income before taxes									135,748,395	301,680,454
Income tax (expense) benefit									(263,943)	(82,629,773)
Net income for year									135,484,452	219,050,681
Non-controlling interests									17,316,101	19,887,950
Net income attributable to equity holders of the parent									118,168,351	199,162,731
Depreciation and amortization	70,252,736	73,082,403	38,909,547	34,289,517	12,328,271	12,011,674	5,006,939	4,733,145	126,497,493	124,116,739
ORBDA (3)	227,005,815	334,616,899	101,822,927	90,853,772	51,374,740	45,690,841	(22,274,833)	(26,163,924)	357,928,649	444,997,588
Change %	(32.2)	–	12.1	–	12.4	–	–	–	(19.6)	–
% of Net sales	13.6	21.2	13.0	13.4	17.3	17.5	–	–	13.2	17.9

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).
(3)	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).

Schedule of sales information by geographic location

Net sales per geographical location	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Chile (1)	1,960,179,879	1,896,472,434	1,781,697,146
Argentina (2)	479,815,516	700,321,546	612,603,034
Uruguay	34,750,501	28,961,604	21,643,168
Paraguay	70,348,122	65,639,419	48,286,593
Bolivia	20,462,049	20,039,945	20,482,339
Foreign countries	605,376,188	814,962,514	703,015,134
Total	2,565,556,067	2,711,434,948	2,484,712,280
(1)	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
(2)	Includes net sales made by the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L., registered under the Wines Operating segment and Chile Operating segment, respectively.

Schedule of sales information by customer

Net Sales	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Domestic sales	2,448,913,805	2,559,606,624	2,354,364,404
Exports sales	116,642,262	151,828,324	130,347,876
Total	2,565,556,067	2,711,434,948	2,484,712,280

Schedule of sales information by product category

Sales information by product category	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Alcoholic business	1,618,117,846	1,818,810,903	1,713,348,191
Non-alcoholic business	897,230,729	838,401,144	728,440,268
Others (1)	50,207,492	54,222,901	42,923,821
Total	2,565,556,067	2,711,434,948	2,484,712,280

(1)	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.

Schedule of depreciation and amortization as per operating segments

Depreciation and amortization	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Chile operating segment	78,823,699	70,252,736	73,082,403
International Business operating segment	28,010,403	38,909,547	34,289,517
Wines operating segment	12,165,441	12,328,271	12,011,674
Others (1)	7,119,655	5,006,939	4,733,145
Total	126,119,198	126,497,493	124,116,739

(1)	Includes depreciation and amortization corresponding to the Corporate Support Units.

Schedule of cash flows Operating Segments

Cash flows Operating Segments	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Cash flows from operating activities	294,097,407	45,937,153	293,355,573
Chile operating segment	131,525,546	16,363,598	121,754,766
International business operating segment	69,414,222	68,638,330	101,401,629
Wines operating segment	21,783,654	6,000,923	19,545,855
Others (1)	71,373,985	(45,065,698)	50,653,323

Cash flows from investing activities	(137,231,817)	(236,456,796)	(178,992,533)
Chile operating segment	(60,441,964)	(144,848,367)	(40,365,451)
International business operating segment	(38,973,597)	(67,910,992)	(63,129,231)
Wines operating segment	(11,310,213)	(13,030,601)	(8,920,470)
Others (1)	(26,506,043)	(10,666,836)	(66,577,381)

Cash flows from financing activities	(118,036,175)	537,101,943	(233,643,855)
Chile operating segment	(27,109,286)	45,534,885	(107,692,241)
International business operating segment	1,426,434	3,751,919	(9,003,717)
Wines operating segment	(5,351,845)	(30,597,389)	(40,134,129)
Others (1)	(87,001,478)	518,412,528	(76,813,768)

(1)	Others include Corporate Support Units.

Schedule of capital expenditures as per operating segments

Capital expenditures (property, plant and equipment and software additions)	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Chile operating segment	80,678,753	146,703,164	94,336,053
International Business operating segment	36,284,427	42,064,662	63,288,453
Wines operating segment	11,600,973	13,869,824	8,977,284
Others (1)	883,687	965,840	5,252,192
Total	129,447,840	203,603,490	171,853,982

(1)	Others include the capital investments corresponding to the Corporate Support Units.

Schedule of assets as per operating segments

Assets as per Operating segment	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Chile operating segment	1,750,524,550	1,705,948,397
International Business operating segment	541,973,292	742,411,775
Wines operating segment	433,443,907	443,365,402
Others (1)	698,004,531	703,353,405
Total	3,423,946,280	3,595,078,979

(1)	Includes assets corresponding to the Corporate Support Units.

Schedule of assets per geographic location

Assets per geographical location	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Chile (1)	2,847,015,037	2,799,011,955
Argentina (2)	465,498,008	658,747,694
Uruguay	35,961,224	31,045,777
Paraguay	32,405,738	66,096,952
Bolivia	40,639,592	38,276,794
Others (3)	2,426,681	1,899,807
Total	3,423,946,280	3,595,078,979

(1)	Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.
(2)	Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L. registered under the Wines Operating segment and Chile Operating segment, respectively.
(3)	Includes the assets of the subsidiaries VSPT UD LLC, VSPT UK Ltd. and VSPT Winegroup (Shangai) Limited.

Schedule of liabilities as per operating segments

Liabilities as per Operating segment	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Chile operating segment	703,705,503	814,262,800
International Business operating segment	265,663,942	316,320,502
Wines operating segment	161,313,082	161,308,309
Others (1)	955,881,172	867,218,315
Total	2,086,563,699	2,159,109,926

(1)	Others include liabilities corresponding to the Corporate Support Units.

Schedule of operating segments additional information

	For the years ended December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Net income of year	118,425,443	135,484,452	219,050,681
Add (Subtract):
Other gains (losses)	(13,316,208	(12,669,540	(9,590,450)
Finance income	(39,402,492)	(22,870,538)	(14,263,669)
Finance costs	77,023,048	75,930,875	35,660,493
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(19,217,758	(10,978,068	(226,026)
Gains (losses) on exchange differences	65,944,570	20,173,381	10,149,345
Result as per adjustment units	14,025,895	(1,198,565)	(2,529,298)
Income tax (expense) benefit	(15,267,255)	263,943	82,629,773
Adjusted operating result	253,283,175	231,431,156	320,880,849
Depreciation and amortization	126,119,198	126,497,493	124,116,739
ORBDA	379,402,373	357,928,649	444,997,588

Schedule of consolidated amount of income

	For the years ended December 31.
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Consolidated statement of income
Distribution costs	(470,120,810)	(504,184,248)	(438,601,936)
Administrative expenses	(197,256,571)	(187,421,796)	(161,390,779)
Others expenses by function	(270,703,334)	(278,757,105)	(284,087,358)
Others expenses included in ´Others expenses by function´	1,808,524	2,439,598	1,902,692
Total MSD&A	(936,272,191)	(967,923,551)	(882,177,381)